CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS	CASH AND CASH EQUIVALENTS

	As of December 31, 2023	As of December 31, 2022
	ThUS$	ThUS$
Cash on hand	2,019	2,248
Bank balances (1)	552,187	480,566
Overnight	75,236	259,129
Total Cash	629,442	741,943
Cash equivalents
Time deposits	995,613	379,280
Mutual funds	89,706	95,452
Total cash equivalents	1,085,319	474,732
Total cash and cash equivalents	1,714,761	1,216,675

(1) As of December 31, 2023, This balances includes ThUS$391,966 related to banks accounts that pay interest to the Company for the daily or monthly balances (ThUS$274,235 as of December 31, 2022)
Cash and cash equivalents are denominated in the following currencies:

Currency	As of December 31, 2023	As of December 31, 2022
	ThUS$	ThUS$
Argentine peso	3,438	10,711
Brazilian real	520,796	193,289
Chilean peso	47,933	17,643
Colombian peso	36,326	22,607
Euro	25,329	19,361
US Dollar	1,020,467	906,666
Mexican peso	8,159	9,406
R.P. Chinese Yuan	20,801	16,247
Other currencies	31,512	20,745
Total	1,714,761	1,216,675